Bank Loans - Schedule Movement of of Bank Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt, by Current and Noncurrent [Abstract]
Beginning balance	$ 36,130	$ 47,655	$ 45,956
Total	55,791	36,130	47,655
Additions	66,844	37,876	61,269
Repayments	(46,464)	(48,661)	(55,485)
Exchange rate effect	$ (719)	$ (740)	$ (4,085)